Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2023
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Summary of Stock Option Activity
The following table sets forth the share options activity for the years ended March 31, 2022 and 2023:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value
		US$		US$	US$
Outstanding as of March 31, 2021	5,512,222	3.36	6.32	29,360	3.28
Exercisable as of March 31, 2021	—	—	—	—	—
Granted	1,282,500	2.86			2.27
Exercised	(1,204,483)	1.09			0.73
Forfeited	(358,348)	2.86			3.83
Outstanding as of March 31, 2022	5,231,891	2.86	5.25	404	2.36
Exercisable as of March 31, 2022	—	—	—	—	—
Exercised	(53,488)	0.60			2.26
Forfeited	(1,233,050)	1.31			0.86
Outstanding as of March 31, 2023	3,945,354	2.58	3.45	124	2.06
Exercisable as of March 31, 2023	—	—	—	—	—

Summary of Options Measured At Fair Value, Valuation Assumptions	The significant unobservable inputs adopted in the valuation as of March 31, 2022 and 2023 are as follows:

	As of March 31, 2022	As of March 31, 2023
Spot price (US$)	0.44, 6.93	5.90
Risk-free rate	1.25%, 2.5%	3.83%
Expected volatility	57.95%, 48.15%	61.13%
Expected expiry years (in years)	0.50, 3.56	2.60

Employees and Non Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Summary of Options Measured At Fair Value, Valuation Assumptions

Year ended March 31, 2022
Expected volatility	42.22% - 43.71%
Risk-free interest rate	1.62% - 1.86%
Exercise multiple	2.8/2.2
Expected dividend yield	0%
Contractual term (in years)	10